Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 13, 2018
Registrant Name	Neuberger Berman Equity Funds
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Mar. 13, 2018
Document Effective Date	Mar. 13, 2018
Prospectus Date	Mar. 13, 2018